Note 4 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transaction costs	$ 6,247	$ 2,794
Contingent consideration fair value adjustments	1,054	(4,591)
Contingent consideration compensation expense	7,626	5,356
Acquisition-related expense	$ 14,927	$ 3,559